Liabilities with financial and similar institutions	9 Months Ended
Sep. 30, 2023
Liabilities with financial and similar institutions
Liabilities with financial and similar institutions	Liabilities with financial institutions

	09/30/2023	12/31/2022
Payables with credit card network	6,410,380	5,228,314
Securities sold under agreements to repurchase	1,600,988	1,902,873
Interbank deposits	1,356,437	732,528
Others	50,440	43,182
Total	9,418,245	7,906,897